Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Greenland Technologies Holding Corporation and its subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Intercompany accounts and transactions have been eliminated upon consolidation. Certain reclassifications to previously reported financial information have been made to conform to the current period presentation.

The Business Combination was accounted for as a reverse recapitalization (the "Recapitalization Transaction") in accordance with Accounting Standard Codification ("ASC") 805, Business Combinations. For accounting and financial reporting purposes, Zhongchai Holding is considered the acquirer based on facts and circumstances, including the following:

●	Zhongchai Holding's operations comprise the ongoing operations of the combined entity;

●	The officers of the newly combined company consist of Zhongchai Holding's executives, including the Chief Executive Officer, Chief Financial Officer and General Counsel; and,

●	The former shareholders of Zhongchai Holding own a majority voting interest in the combined entity.

As a result of Zhongchai Holding being the accounting acquirer, the financial reports filed with the SEC by the Company subsequent to the Business Combination are prepared "as if" Zhongchai Holding is the predecessor and legal successor to the Company. The historical operations of Zhongchai Holding are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Zhongchai Holding prior to the Business Combination; (ii) the combined results of the Company and Zhongchai Holding following the Business Combination in October 24, 2019; (iii) the assets and liabilities of Zhongchai Holding at their historical cost, and (iv) Greenland's equity structure for all periods presented. Zhongchai Holding received 7,500,000 shares of Greenland in exchange for all the share capital, which is reflected retroactively to December 31, 2017 and will be utilized for calculating earnings per share in all prior periods. No step-up basis of intangible assets or goodwill was recorded in the Business Combination transaction consistent with the treatment of the transaction as a reverse capitalization of Zhongchai Holding.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. Actual results could differ from those estimates. Significant estimates in the years ended December 31, 2019 and 2018 include allowance for doubtful accounts, reserve for inventories, useful life of property, plant and equipment, assumptions used in assessing impairment of long-term assets and valuation of deferred tax assets and accruals for taxes due.

Non-controlling Interest

Non-controlling Interest

Non-controlling interests in the Company's subsidiaries are recorded in accordance with the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification 810 Consolidation ("ASC 810") and are reported as a component of equity, separate from the parent's equity. Purchase or sale of equity interests that do not result in a change of control are accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated results of operations and, upon loss of control, the interest sold, as well as interest retained, if any, will be reported at fair value with any gain or loss recognized in earnings.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollars ("US$" or "$"). The functional currency of the Company is Renminbi ("RMB").  Transactions in foreign currencies are initially recorded at the functional currency rate ruling at the date of transaction. Any differences between the initially recorded amount and the settlement amount are recorded as a gain or loss on foreign currency transaction in the consolidated statements of operations.

	For the year ended December 31,
	2019	2018
Period end RMB: US$ exchange rate	6.9762	6.8632
Period average RMB: US$ exchange rate	6.8944	6.6338

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions  The PRC government imposes significant exchange restrictions on fund transfers out of the PRC that are not related to business operations.

Revenue Recognition

Revenue Recognition

In accordance with ASC Topic 606, "Revenue from Contracts with Customers", the Company recognizes revenues when goods or services are transferred to customers in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. In determining when and how revenues are recognized from contracts with customers, the Company performs the following five-step analysis: (i) identification of contract with customer; (ii) determination of performance obligations; (iii) measurement of the transaction price; (iv) allocation of the transaction price to the performance obligations and (v) recognition of revenues when (or as) the Company satisfies each performance obligation. The Company derives revenues from the processing, distribution and sale of its products. The Company recognizes its revenues net of value-added taxes ("VAT"). The Company is subject to VAT which had been levied at the rate of 17% on the invoiced value of sales until April 30, 2018, after which date the rate was reduced to 16%. VAT rate was further reduced to 13% starting from April 1, 2019. Output VAT is borne by customers in addition to the invoiced value of sales and input VAT is borne by the Company in addition to the invoiced value of purchases to the extent not refunded for export sales.

Revenues are recognized at a point in time once the Company has determined that the customer has obtained control over the product. Control is typically deemed to have been transferred to the customer when the performance obligation is fulfilled, usually at the time of customers' acceptance or consumption, at the net sales price (transaction price) and each of the criteria under ASC 606 have been met. Contract terms may require the Company to deliver the finished goods to the customers' location or the customer may pick up the finished goods at the Company's factory. International sales are recognized when shipment clears customs and leaves the port.

The Company has adopted ASC 606 on January 1, 2018, using the transition method of Modified-Retrospective Method ("MRM"). The adoption of ASC 606 had no impact on the Company's beginning balance of retained earnings.

The Company's contracts are predominantly short-term in nature with a contract term of one year or less. For those contracts, the Company has utilized the practical expedient in ASC Topic 606 exempting the Company from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less. Receivables are recorded when the Company has an unconditional right to consideration.

Contracts do not offer any price protection, but allow for the return of certain goods if quality problem, which is standard warranty. The Company product returns are minimal and recorded reserve for sales returns for the year ended December 31, 2019 and 2018. The total rebates amount is accounting for around 0.54% and 0.56% of the total revenue of Zhejiang Zhongchai.

The following table sets forth disaggregation of revenue:

	For the year ended December 31,
Major Product	2019	2018
Transmission boxes for Forklift	52,140,258	59,837,256
Transmission boxes for Non-Forklift (EV, etc.)	260,586	375,832
Total	52,400,844	60,213,088

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold consists primarily of material costs, freight charges, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, wages, employee compensation, amortization, depreciation and related costs, which are directly attributable to the production of products. Write-down of inventory to lower of cost or net realizable value is also recorded in cost of goods sold.

Selling Expenses	Selling Expenses Selling expenses include operating expenses such as payroll and traveling and transportation expenses.
General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses include management and office salaries and employee benefits, depreciation for office facility and office equipment, travel and entertainment, legal and accounting, consulting fees and other office expenses.

Research and Development

Research and Development

Research and development costs are expensed as incurred and totalled approximately $2,355,307 and $2,512,403 for the year ended December 31, 2019 and 2018, respectively. Research and development costs are incurred on a project specific basis.

Government subsidies

Government subsidies

Government subsidies are recognized when there is reasonable assurance that the subsidy will be received and all attaching conditions will be complied with. When the subsidy relates to an expense item, it is recognized as income over the periods necessary to match the subsidy on a systematic basis to the costs that it is intended to compensate. Where the subsidy relates to an asset, it is recognized as other long-term liabilities and is released to the income statement over the expected useful life in a consistent manner with the depreciation method for the relevant asset. Total government subsidies recorded in the other long-term liabilities were $2.18 million and $1.99 million at December 31, 2019 and 2018, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes following the liability method pursuant to FASB ASC 740 "Income Taxes". Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.

The Company also follows FASB ASC 740, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2019, the Company did not have a liability for unrecognized tax benefits. It is the Company's policy to include penalties and interest expense related to income taxes as a component of other expense and interest expense, respectively, as necessary. The Company's historical tax years will remain open for examination by the local authorities until the statute of limitations has passed.

Value-Added Tax

Value-Added Tax

Enterprises or individuals, who sell commodities, engage in repair and maintenance or import or export goods in the PRC are subject to a value added tax in accordance with PRC Laws. The VAT standard rate had been 17% of the gross sale price until April 30, 2018, after which date the rate was reduced to 16%. VAT rate was further reduced to 13% starting from April 1, 2019. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company's finished products can be used to offset the VAT due on the sales of the finished products.

Statutory Reserve

Statutory Reserve

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to provide for certain statutory reserves, namely (i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A wholly-owned foreign enterprise is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital. A non-wholly-owned foreign invested enterprise is permitted to provide for the above allocation at the discretion of its board of directors. Appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity during the year from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners, and is not included in the computation of income tax expense or benefit. Accumulated comprehensive income consists of foreign currency translation. The Company presents comprehensive income (loss) in accordance with ASC Topic 220, "Comprehensive Income".

Earnings per share

Earnings per share

The Company calculates earnings per share in accordance with ASC Topic 260 "Earnings per Share." Basic earnings per share is computed by dividing the net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential ordinary shares equivalents had been issued and if the additional common shares were dilutive. On October 24, 2019, the Company completed a reverse merger with Greenland Acquisition Corp. whereby the Company received 7,500,000 shares in exchange for all the share capital, which is reflected retroactively to December 31, 2017 and will be utilized for calculating earnings per share in all prior periods. The per share amounts have been updated to show the effect of the exchange on earnings per share as if the exchange occurred at the beginning of both years for the annual financial statements of the Company. The impact of the stock exchange is also shown on the Company's Statements of Shareholders' Equity.

Cash and Cash Equivalents

Cash and Cash Equivalents

For financial reporting purposes, the Company considers all highly liquid investments purchased with original maturity of three months or less to be cash equivalents. The Company maintains no bank account in the United States of America. The Company maintains its bank accounts in PRC. Balances at financial institutions or state-owned banks within PRC are not covered by insurance.

Restricted Cash

Restricted Cash

Restricted cash represents amounts held by a bank as security for bank acceptance bills and therefore is not available for the Company's use until such time as the bank acceptance notes have been fulfilled or expired, normally within a twelve-month period.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company applies the provisions of ASC 820, Fair Value Measurements and Disclosures, to the financial instruments that are required to be carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs that prioritizes the information used to develop our assumptions regarding fair value. Fair value measurements are separately disclosed by level within the fair value hierarchy.

●	Level 1—defined as observable inputs such as quoted prices in active markets for identical assets or liabilities;

●	Level 2—defined as inputs other than quoted prices in active markets, that are either directly or indirectly observable; and

●	Level 3—defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company's financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable, other payables and accrued liabilities, short-term bank loans, and notes payable.

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other current assets and liabilities approximate fair value because of the short-term nature of these items. The estimated fair values of short-term bank loans were not materially different from their carrying value as presented due to the short maturities and that the interest rates on the borrowing approximate those that would have been available for loans of similar remaining maturity and risk profile. As the carrying amounts are reasonable estimates of the fair value, these financial instruments are classified within Level 1 of the fair value hierarchy.

Accounts Receivable

Accounts Receivable

Accounts receivable are carried at net realizable value. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer's historical payment history, its current creditworthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. The Company only grants credit terms to established customers who are deemed to be financially responsible. Credit periods to customers are within 60 days after customers received the purchased goods. If accounts receivable are to be provided for, or written off, they would be recognized in the consolidated statement of operations within operating expenses. Balance of allowance of doubtful accounts was $1.04 million and $0.91 million as of December 31, 2019 and December 31, 2018, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value, which is based on estimated selling prices less any further costs expected to be incurred for completion and disposal. Cost of raw materials is calculated using the weighted average method and is based on purchase cost. Work-in-progress and finished goods costs are determined using the weighted average method and comprise direct materials, direct labor and an appropriate proportion of overhead. As of December 31, 2019 and December 31, 2018, the Company had reserves for inventories of $0.13 million and $0.18 million, respectively. The Company records inventory reserves for excess or obsolete inventories based upon assumptions about our current and future demand forecasts.

Advance to Suppliers

Advance to Suppliers

Advance to suppliers represents interest-free cash paid in advance to suppliers for purchases of parts and/or raw materials. The balance of advance to suppliers was $0.05 million and $0.03 million as of December 31, 2019 and 2018.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation, and include expenditure that substantially increases the useful lives of existing assets. Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred.

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Plant, buildings and improvements	20 years
Machinery and equipment	2~10 years
Motor vehicles	4 years
Office Equipment	3~5 years
Fixed Assets decoration	5 years

When assets are sold or retired, their costs and accumulated depreciation are eliminated from the consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income. The cost of maintenance and repairs is charged to income as incurred, whereas significant renewals and betterments are capitalized.

Land Use Rights

Land Use Rights

According to the PRC laws, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. The land use rights granted to the Company are being amortized using the straight-line method over the lease term of fifty years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360, "Property, Plant and Equipment".

In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

There was no impairment loss recognized for the year ended December 31, 2019 and 2018.

Segments and Related Information

Segments and Related Information

ASC 280 "Segment reporting" establishes standards for reporting information on operating segments in interim and annual financial statements. All of the Company's operations are considered by the chief operating decision maker to be aggregated in one reportable operating segment.

The Company is engaged in the business of manufacturing and selling various transmission boxes. The Company's manufacturing process is essentially the same for the entire Company and is performed in-house at the Company's facilities in PRC. The Company's customers primarily consist of entities in the automotive, construction machinery or warehousing equipment industries. The distribution of the Company's products is consistent across the entire Company. In addition, the economic characteristics of each customer arrangement are similar in that the Company maintains policies at the corporate level.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and environmental claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, contracts breach liability. The Company records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. The Company's management has evaluated all such proceedings and claims that existed as of December 31, 2019 and 2018. Normal course of businesses that relate to a wide range of matters, including among others, contracts breach liability. The Company records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. The Company's management has evaluated all such proceedings and claims that existed as of December 31, 2019 and 2018.

Related Party

Related Party

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm's-length, favourable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent Company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Company discloses all significant related party transactions.

Economic and Political Risks

Economic and Political Risks

The Company's operations are conducted in the PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Company's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. All of the Company's cash is maintained with state-owned banks within the PRC, and none of these deposits are covered by insurance. The Company has not experienced any losses in such accounts. A portion of the Company's sales are credit sales which are primarily to customers whose abilities to pay are dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk

Exchange Risk

Exchange Risk

The Company cannot guarantee that the current exchange rate will remain steady. Therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and yet, because of a fluctuating exchange rates, record higher or lower profit depending on exchange rate of PRC Renminbi (RMB) converted to U.S. dollars on the relevant dates. The exchange rate could fluctuate depending on changes in the political and economic environment without notice.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Recent accounting pronouncements that the Company has adopted or may be required to adopt in the future are summarized below:

In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)." This guidance supersedes current guidance on revenue recognition in Topic 605, "Revenue Recognition." In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No. 2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. For public business entities that follow U.S. GAAP, the deferral results in the new revenue standard are being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. We applied the new revenue standard beginning January 1, 2018. We have analyzed the Company's revenue from contracts with customers in accordance with the new revenue standard. The impact of adoption on the Company's Consolidated Financial Statements for any period presented is not material.

In June 2016, the FASB issued ASU 2016-13," Measurement of Credit Losses on Financial Instruments", to require financial assets carried at amortized cost to be presented at the net amount expected to be collected based on historical experience, current conditions and forecasts. Subsequently, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, in April 2019. To clarify that receivables arising from operating leases are within the scope of lease accounting standards. The ASUs are effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. Adoption of the ASUs is modified retrospective. The Company is currently evaluating the impact of the adoption of ASU 2016-13 on the Company's consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers Other than Inventory, which requires companies to recognize the income-tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset has been sold to an outside party. The Company started adoption of ASU 2016-16 for the fiscal year ended December 31, 2017. The impact of adoption on the Company's Consolidated Financial Statements for any period presented is not material.

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. Operating leases result in straight-line expense (similar to operating leases under the prior accounting standard) while finance leases result in a front-loaded expense pattern (similar to capital leases under the prior accounting standard). The amendments in this Update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for a public business entity.

Codification Improvements to Topic 842, Leases ("ASU 2018-10") and ASU 2018-11, Leases (Topic 842), Targeted Improvements ("ASU 2018-11"). The amendments in ASU 2018-10 affect only narrow aspects of the guidance issued in the amendments in ASU 2016-02, including but not limited to lease residual value guarantee, rate implicit in the lease and lease term and purchase option. The amendments in ASU 2018-11 provide an optional transition method for adoption of the new standard, which will allow entities to continue to apply the legacy guidance in ASC 840, including its disclosure requirements, in the comparative periods presented in the year of adoption.

Effective January 1, 2019 we adopted the new standard using the modified retrospective approach and implemented internal controls to enable the preparation of financial information upon adoption. We elected to adopt both the transition relief provided in ASU 2018-11 and the package of practical expedients which allowed us, among other things, to retain historical lease classifications and accounting for any leases that existed prior to adoption of the standard. Additionally, we elected the practical expedients allowing us not to separate lease and non-lease components and not record leases with an initial term of twelve months or less ("short-term leases") on the balance sheet across all existing asset classes.

Adoption of the new standard resulted in the recording of right use asset and lease liability of $0 million as of January 1, 2019. The standard did not materially impact our condensed consolidated statements of operations or cash flows. Adopting the new standard did not have a material impact on the accounting for leases under which we are the lessee.

In January 2017, the FASB issued ASU No. 2017-04 (Topic 350) Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under the amended guidance, a goodwill impairment charge will now be recognized for the amount by which the carrying value of a reporting unit exceeds its fair value, not to exceed the carrying amount of goodwill. This ASU will be applied on a prospective basis and is effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted for any impairment tests performed after January 1, 2017. The Company does not expect the adoption will have a material impact on the Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds, and modifies certain disclosure requirements for fair value measurements under ASC 820. This ASU is to be applied on a prospective basis for certain modified or new disclosure requirements, and all other amendments in the standard are to be applied on a retrospective basis. The new standard is effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact of adoption on the Consolidated Financial Statements.